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                                            March 5, 2002

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

        Re: WM Trust I
            WM Trust II
            WM Strategic Asset Management Portfolios, LLC

Ladies and Gentlemen:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the undersigned, being the Secretary of each of WM Trust I, WM Trust II and WM Strategic Asset Management Portfolios, LLC (together, the "Trusts") hereby submits this filing in lieu of a filing under Rule 497(c) under the Act, and to certify that:

        1. the definitive form of Prospectus dated March 1, 2002 describing the Class A, Class B and Class C shares of the Trusts does not differ from that contained in the Trusts' most recent amendments to their respective registration statements on file with the Commission;

        2. the definitive form of Prospectus dated March 1, 2002 describing the Class I Shares of WM Trust I and WM Trust II does not differ from that contained in such Trusts' most recent amendments to their respective registration statements on file with the Commission; and

        3. the texts of each of the Trusts' most recent amendments to their respective registration statements were each filed electronically with the Commission on February 28, 2002 pursuant to Rule 485(b) under the Act.

No fees are required in connection with this filing. Please contact the undersigned at (617) 951-7853 with any questions or comments regarding this matter.

                                            Very truly yours,

                                            /s/ John T. West
                                            John T. West

Cc:   Joseph B. Kittredge, Jr., Esq.
      Brian D. McCabe, Esq.
      James F. Clark, Esq.